Right of Use Assets and Lease Liabilities - Summary of Carrying Amounts of Lease Liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	€ 33,104
Interest on lease liabilities	798	€ 892
Lease payments	(2,951)
Disposals	(3,778)
Translation differences	68
Ending balance	27,241
Buildings
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	28,601
Interest on lease liabilities	718
Lease payments	(2,038)
Disposals	(3,778)
Translation differences	66
Ending balance	23,569
Vehicles
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	417
Interest on lease liabilities	11
Lease payments	(278)
Ending balance	150
Other assets
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	4,086
Interest on lease liabilities	69
Lease payments	(635)
Translation differences	2
Ending balance	€ 3,522